Debt - Magnetar Loan (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Agreement contract term			60 days
Interest expense	$ 256,162	$ 67,097	$ 513,533	$ 107,600	$ 349,203	$ 26,967	$ 8,374
MagAI Ventures
Debt Instrument [Line Items]
Agreement contract term			4 years
Agreement contract optional extension term			2 years
Magnetar Loan
Debt Instrument [Line Items]
Principal amount	$ 230,000		$ 230,000
Interest rate	12.00%		12.00%
Debt, current	$ 257,000		$ 257,000
Interest expense			$ 27,000